Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Expected federal income tax benefit			$ (1,378,928)
State income taxes after credits			(266,684)
Change in valuation allowance			138,579
Permanent tax differences			1,497,622
Other			10,911
Total provision for income taxes			$ 1,500